Annual Fund Operating Expenses	12 Months Ended
Dec. 31, 2013
Vanguard Balanced Index Fund - Investor Shares | Vanguard Balanced Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Balanced Index Fund - Admiral Shares | Vanguard Balanced Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Balanced Index Fund - Institutional Shares | Vanguard Balanced Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%
Vanguard Balanced Index Fund - Signal Shares | Vanguard Balanced Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Managed Payout Fund - Investor Shares | Vanguard Managed Payout Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.03%
12b-1 Distribution Fee	none
Acquired Fund Fees and Expenses	0.31%
Total Annual Fund Operating Expenses	0.34%